Exhibit 99.4 Schedule 8

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL4033	Missing Legal Document(s)	1
Credit	Legal Documents	CRDLGL984	Legal Documents Are Executed by an Entity or Non- Natural Person	1
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	1
Credit	Terms/Guidelines	CRDTER2548	Missing AUS or AUS errors present	2
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	2
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	2
Credit	Credit/Mtg History	CRDCRMH123	No evidence of required debt payoff	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	2
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	LTV/CLTV	CRDLTV5736	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Application	CRDAPP130	Application is incomplete	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	2
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	1
Credit	Assets	CRDAST2304	Unverified Assets	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	4
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	1
Compliance	Repayment Ability	CMPSTRA1497	File does not contain a repayment ability worksheet	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	1
Total				34

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